Tax liabilities	12 Months Ended
Jun. 30, 2025
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in LuxExperience Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2023	2024	2025
Beginning of fiscal year	25,096	22,987	10,643
Additions	3,410	1,725	1,536
Additions through business combination	—	—	1,601
Utilizations	(4,883)	(13,477)	(11,017)
Release	(637)	(592)	0
End of fiscal year	22,987	10,643	2,764

The decrease in tax liabilities is due to the current income taxes which are calculated based on the respective local taxable income and local tax rules for the period.